employee future benefits - Defined contribution pension plans (Details)	12 Months Ended
Dec. 31, 2017 plan
Defined contribution pension plans
Number of defined contribution plans	3
Matching contribution to employees' 5% contribution	100.00%
Employer matching contribution over 5% of employee's contribution	80.00%
Minimum
Defined contribution pension plans
Employees contribution to the plan (as a per cent)	3.00%
Maximum
Defined contribution pension plans
Employees contribution to the plan (as a per cent)	6.00%
Employees' contribution 100% matched (as a per cent)	5.00%